CHANGES IN ACCOUNTING POLICY AND DISCLOSURES	12 Months Ended
Dec. 31, 2017
CHANGES IN ACCOUNTING POLICY AND DISCLOSURES [abstract]
Disclosure of changes in accounting policy and disclosures

2.2      CHANGES IN ACCOUNTING POLICY AND DISCLOSURES

The IASB has issued a number of new and revised IFRSs that are first effective for the current accounting year commencing January 1, 2017 or later but available for early adoption. The equivalent new and revised HKFRSs consequently issued by the HKICPA have the same effective dates as those issued by the IASB and are in all material aspects identical to the pronouncements issued by the IASB.

The accounting policies adopted are consistent with those of the year ended December 31, 2016, except for the first time adoption of the amendments to IFRSs/HKFRSs effective for the Group’s financial year beginning on January 1, 2017. The adoption of the amendments had no material impact on the accounting policies, the disclosures or the amounts recognized in the consolidated financial statements of the Group. IFRS 9/HKFRS 9 (2009) Financial Instruments has been early adopted by the Company from year 2015.

The Group has not applied the following new and revised IFRSs/HKFRSs, which may be relevant to the Group and have been issued but are not yet effective, in these consolidated financial statements:

IFRS 9/HKFRS 9                                                 Financial Instruments[1]

IFRS 15/ HKFRS 15                                             Revenue from Contracts with Customers and the

                                                                                            related Amendments [1]

IFRS 16/HKFRS 16                                              Leases[2]

IFRS 17/HKFRS 17                                              Insurance Contracts[4]

IFRIC 22/HK(IFRIC)-Int 22                                Foreign Currency Transactions and Advance

                                                                                Consideration[1]

IFRIC 23/HK(IFRIC)-Int 23                                Uncertainty over Income Tax Treatments[2]

Amendments to IFRS 2/HKFRS 2                       Classification and Measurement of Share-based

                                                                                Payment Transactions[1]

Amendments to IFRS 4/HKFRS 4                       Applying IFRS 9/HKFRS 9 Financial Instruments

                                                                                with IFRS 4/HKFRS 4 Insurance Contracts[1]

Amendments to IFRS 9/HKFRS 9                       Prepayment Features with Negative Compensation[2]

Amendments to IFRS 10/HKFRS 10                  Sale or Contribution of Assets between an

  and IAS 28/HKAS 28                                         Investor and its Associate or Joint Venture[3]

Amendments to IAS 19                                        Plan Amendment, Curtailment or Settlement[2]

Amendments to IAS 28/HKAS 28                       Long-term Interests in Associates and Joint

                                                                                                                                    Ventures[2]

Amendments to IAS 28/HKAS 28                       As part of the Annual Improvements to IFRS

                                                                                Standards/HKFRSs 2014-2016 Cycle[1]

Amendments to IAS 40/HKAS 40                       Transfers of Investment Property[1]

Amendments to IFRSs/HKFRSs                           Annual Improvements to IFRS Standards/

                                                                                HKFRSs 2015-2017 Cycle[2]

1.    Effective for annual periods beginning on or after 1 January 2018, except for the 2009 version of IFRS 9/HKFRS 9, which the Group adopted in advance

2.    Effective for annual periods beginning on or after 1 January 2019

3.    Effective for annual periods beginning on or after a date to be determined

4.    Effective for annual periods beginning on or after 1 January 2021

2.2      CHANGES IN ACCOUNTING POLICY AND DISCLOSURES (continued)

IFRS 15/HKFRS 15 Revenue from Contracts with Customers

IFRS 15/HKFRS 15 Revenue from Contracts with Customers provides a single model for accounting for revenue arising from contracts with customers, focusing on the identification and satisfaction of performance obligations, and is effective for annual periods beginning on or after 1 January 2018. IFRS 15/HKFRS 15 will supersede IAS 18/HKAS 18 Revenue.

The Company expects to adopt the new revenue standard as of 1 January 2018 using the modified retrospective transition method. Based on our assessment, the Company does not expect the implementation of the standard to have a material effect on its consolidated financial statements.

IFRS 16/HKFRS 16 Leases

IFRS 16/HKFRS 16, which upon the effective date will supersede IAS 17/HKAS 17 Leases, introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. Specifically, under IFRS 16/HKFRS 16, a lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. Accordingly, a lessee should recognize depreciation of the right-of-use asset and interest on the lease liability, and also classify cash payments of the lease liability into a principal portion and an interest portion and present them in the consolidated statement of cash flows. Also, the right-of-use asset and the lease liability are initially measured on a present value basis. The measurement includes non-cancellable lease payments and also includes payments to be made in optional periods if the lessee is reasonably certain to exercise an option to extend the lease, or not to exercise an option to terminate the lease. This accounting treatment is significantly different from the lessee accounting for leases that are classified as operating leases under IAS 17/HKAS 17.

In respect of the lessor accounting, IFRS 16/HKFRS 16 substantially carries forward the lessor accounting requirements in IAS 17/HKAS 17. Accordingly, a lessor continues to classify its leases as operating leases or finance leases, and to account for these two types of leases differently.

The Group is in the process of assessing the impact of application of IFRS 16/HKFRS 16. For the moment, it is not practicable to provide a reasonable estimate of the effect of the application of IFRS 16/HKFRS 16 until the Group completes a detail review.

The Group anticipates that the application of other new and revised IFRSs/HKFRSs that have been issued but are not yet effective will have no material effect on the Group’s consolidated financial statements.